Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 20,410		$ 9,546		$ 14,567
Trade receivable, net		572	[1]	758	[1]	1,103
Prepaid expenses and other current assets		1,175		693		1,625
Inventories		2,980		2,240		3,643
Total current assets		25,137		13,237		20,938
LONG-TERM ASSETS
Restricted cash and other long term assets		1,045		1,099		1,085
Operating lease right-of-use assets		1,764
Property and equipment, net	[2]	480		626		840
Total long-term assets		3,289		1,725		1,925
Total assets		28,426		14,962		22,863
CURRENT LIABILITIES:
Current maturities of long term loan		4,443		1,722		6,441
Current maturities of operating leases		612
Trade payables		3,043		2,328		1,811
Employees and payroll accruals		594		650		872
Deferred revenues		339		237		123
Other current liabilities		428		445		480
Total current liabilities		9,459		5,382		9,727
LONG-TERM LIABILITIES
Long term loan, net of current maturities		2,983		6,965		8,911
Deferred revenues		509		431		262
Non-current operating leases		1,293
Other long-term liabilities		67		239		256
Total long-term liabilities		4,852		7,635		9,429
Total liabilities		14,311		13,017		19,156
COMMITMENTS AND CONTINGENT LIABILITIES
Shareholders' equity:
Ordinary share		503	[3]	193	[3]	84
Additional paid-in capital		178,506		154,670		134,843
Accumulated deficit		(164,894)		(152,918)		(131,220)
Total shareholders' equity		14,115		1,945		3,707
Total liabilities and shareholders' equity		$ 28,426		$ 14,962		$ 22,863

[1]	Balance presented net of unrecognized revenues that were not yet collected.
[2]	Long-lived assets are comprised of property and equipment, net.
[3]	Reflects one-for-twenty-five reverse share split that became effective on April 1, 2019. See Note 7a to the condensed consolidated financial statements.